COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of contractual obligations
As of March 31, 2025, the Company’s contractual obligations consisted of the following:

Contractual Obligations	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Repayment of other loan payable	$508,621	$508,621	$-	$–	$–
Repayment of bank loans	45,596,789	45,596,789	–	–	–
Total	$46,105,410	$46,105,410	$-	$–	$–